Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [text block]	SHARE CAPITAL

	Ordinary shares of US$0.01 each	(US$ in millions)
Issued and fully paid:
At January 1, 2019 (audited)	8,080,603,691	$81
Shares issued upon exercise of share options	6,091,900	—
At June 30, 2019 (unaudited)	8,086,695,591	81

At January 1, 2020 (audited)	8,088,352,216	81
Shares issued upon exercise of share options	714,900	—
At June 30, 2020 (unaudited)	8,089,067,116	$81
SHARE CAPITAL

	Ordinary shares of US$0.01 each	(US$ in millions)
Authorized
At January 1, 2017, December 31, 2017, December 31, 2018 and December 31, 2019	16,000,000,000	$160

Issued and fully paid
At January 1, 2017	8,071,130,245	$81
Shares issued upon exercise of share options	3,287,521	—
At December 31, 2017	8,074,417,766	81
Shares issued upon exercise of share options	6,185,925	—
At December 31, 2018	8,080,603,691	81
Shares issued upon exercise of share options	7,748,525	—
At December 31, 2019	8,088,352,216	$81